Cullen High Dividend Equity Fund
RISK/RETURN
Investment Objective
The Cullen High Dividend Equity Fund (the “High Dividend Fund”) seeks long-term capital appreciation and current income. Capital appreciation is a primary objective and current income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Dividend Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Cullen High Dividend Equity Fund		Retail Class	Class C	Class I	Class R1	Class R2
redeemed)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the High Dividend Fund within seven (7) days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Cullen High Dividend Equity Fund		Retail Class	Class C	Class I	Class R1	Class R2
Management Fee		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%
Other Expenses	[1]	0.18%	0.18%	0.18%	0.43%	0.43%
Acquired Fund Fees & Expenses		0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[2]	1.48%	2.23%	1.23%	1.98%	1.73%
Less Expense Reduction/Reimbursement	[3]	(0.43%)	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Net Annual Fund Operating Expenses		1.05%	1.80%	0.80%	1.55%	1.30%
[1]	Other expenses for the current fiscal year, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the High Dividend Fund's statement of operations.
[2]	The Total Annual Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the High Dividend Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are indirect fees that a fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies ("Acquired Funds"). The indirect fee represents a pro rata portion of the cumulative expenses of the Acquired Funds.
[3]	Cullen Capital Management LLC (the "Adviser") has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees, interest, taxes, extraordinary expenses and Distribution and Service (12b-1) Fees, if any) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares, 0.75% for Class I shares, 1.50% for Class R1 shares and 1.25% for Class R2 shares, through October 31, 2012. The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the High Dividend Fund to exceed existing expense limitations.

Expense Example

This example is intended to help you compare the cost of investing in the High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Cullen High Dividend Equity Fund (USD $)	1 Year	3 Years*		5 Years*		10 Years*
Retail Class	107	426	[1]	767	[1]	1,732	[1]
Class C	183	656	[1]	1,156	[1]	2,531	[1]
Class I	82	348	[1]	634	[1]	1,451	[1]
Class R1	158	580	[1]	1,028	[1]	2,272	[1]
Class R2	132	503	[1]	898	[1]	2,005	[1]
[1]	The Expense Example amounts reflect the current expense waiver and reimbursement agreement in effect through October 31, 2012. Thus, the 3 years, 5 years and 10 years examples reflect the expense and reimbursement only for the first year.

Portfolio Turnover

The High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the High Dividend Fund’s performance. During the most recent fiscal year, the High Dividend Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The High Dividend Fund invests, under normal circumstances, at least 80% of its net assets in dividend paying common stocks of medium- and large-capitalization companies. As a point of comparison, a high dividend common stock that the High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the S&P 500® Index.

The High Dividend Fund invests roughly similar amounts of its assets in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the High Dividend Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the High Dividend Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The High Dividend Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depository Receipts (“ADRs”), which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

Principal Risks

Like all investments, investing in the High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The High Dividend Fund’s major risks are those of investing in the stock market, which can mean that the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the High Dividend Fund’s shares. As a result, you could lose money investing in the High Dividend Fund.

Medium-Capitalization Companies Risk. The High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the High Dividend Fund’s portfolio.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,

  the position of foreign withholding taxes on dividend and interest income payable on the securities,

  the possible establishment of exchange controls,

  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the High Dividend Fund if any of the following occur:

  foreign stock markets decline in value,

  the High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

  the value of a foreign currency declines relative to the U.S. dollar, or political, social or economic instability in a foreign country causes the value of the High Dividend Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

Options or Covered Call Writing. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the High Dividend Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return.

Performance Information

The following performance information indicates some of the risks of investing in the shares of the High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the High Dividend Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the High Dividend Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the High Dividend Fund. Remember, the High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to October 7, 2004, the shares of the High Dividend Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Retail Class shares.

The High Dividend Fund's year-to-date total return as of September 30, 2011 was -0.23%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	12.23%	Q2/2009

Lowest Return	-18.09%	Q4/2008

Year-by-Year Total Return as of December 31, 2010

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Cullen High Dividend Equity Fund		1 Year	5 Years	Since Inception		Inception Date
Retail Class		10.62%	2.47%	5.76%	[1]	Aug. 01, 2003
Retail Class After Taxes on Distributions	[2]	9.76%	1.23%	4.70%	[1]
Retail Class After Taxes on Distributions and Sales		6.86%	1.47%	4.42%	[1]
Class I		10.90%	2.72%	4.03%	[1]	Oct. 07, 2004
Class C		9.81%	1.69%	3.01%	[1]	Oct. 07, 2004
Class R1				10.00%	[1]	Mar. 03, 2010
Class R2				11.09%	[1]	Mar. 04, 2010
S&P 500® Index		15.06%	2.29%	5.52%	[1]
[1]	The High Dividend Fund Retail Class commenced operations on August 1, 2003, Class I commenced operations on October 7, 2004, Class C commenced operations on October 7, 2004, Class R1 commenced operations on March 3, 2010 and Class R2 commenced operations on March 4, 2010. The returns for the index have been calculated using the inception date of the Retail Class Shares.
[2]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I, Class C, Class R1 and Class R2 shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or IRAs.

Cullen International High Dividend Fund
RISK/RETURN
Investment Objective
The Cullen International High Dividend Fund (the “International High Dividend Fund”) seeks current income and long-term capital appreciation. Current income is a primary objective and capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International High Dividend Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Cullen International High Dividend Fund		Retail Class	Class C	Class I	Class R1	Class R2
redeemed)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the International High Dividend Fund within seven (7) days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Cullen International High Dividend Fund		Retail Class	Class C	Class I	Class R1	Class R2
Management Fee		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%
Other Expenses	[1]	0.47%	0.47%	0.47%	0.72%	0.72%
Acquired Fund Fees & Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.74%	2.49%	1.49%	2.24%	1.99%
Less Expense Reduction/Reimbursement	[3]	(0.47%)	(0.47%)	(0.47%)	(0.47%)	(0.47%)
Net Annual Fund Operating Expenses		1.27%	2.02%	1.02%	1.77%	1.52%
[1]	Other expenses for the current fiscal year, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the International High Dividend Fund's statement of operations.
[2]	The Total Annual Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are indirect
[3]	Cullen Capital Management LLC (the "Adviser") has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees, interest, taxes, extraordinary expenses and Distribution and Service (12b-1) Fees, if any) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.75% for Class R1 shares and 1.50% for Class R2 shares, through October 31, 2012. The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the International High Dividend Fund to exceed existing expense limitations.

Expense Example

This example is intended to help you compare the cost of investing in the International High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the International High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the International High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Cullen International High Dividend Fund (USD $)	1 Year	3 Years*		5 Years*		10 Years*
Retail Class	129	502	[1]	900	[1]	2,013	[1]
Class C	205	730	[1]	1,282	[1]	2,787	[1]
Class I	104	425	[1]	769	[1]	1,739	[1]
Class R1	180	655	[1]	1,157	[1]	2,538	[1]
Class R2	155	579	[1]	1,029	[1]	2,279	[1]
[1]	The Expense Example amounts reflect the current expense waiver and reimbursement agreement in through October 31, 2012. Thus, the 3 years, 5 years and 10 years examples reflect the expense and reimbursement only for the first year.

Portfolio Turnover

The International High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International High Dividend Fund’s performance. During the most recent fiscal year, the International High Dividend Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The International High Dividend Fund invests, under normal circumstances, at least 80% of its net assets in high dividend paying common stocks of medium- and large-capitalization companies headquartered outside the United States and in American Depository Receipts (“ADRs”). ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. As a point of comparison, a high dividend paying common stock that the International High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI EAFE Stock Index.

The International High Dividend Fund intends to diversify its investments across different countries, but the percentage of International High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. As of September 30, 2011, the International High Dividend Fund was invested in approximately 17 different countries. The International High Dividend Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The International High Dividend Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The International High Dividend Fund also may consider investments in developed and emerging stock markets in the Far East, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The International High Dividend Fund generally invests substantially all of its assets in common stocks and ADRs. The International High Dividend Fund invests roughly similar amounts of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

Principal Risks

Like all investments, investing in the International High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The International High Dividend Fund’s major risks are those of investing in the stock market, which can mean that the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the International High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the International High Dividend Fund’s shares. As a result, you could lose money investing in the International High Dividend Fund.

Medium-Capitalization Companies Risks. The International High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the International High Dividend Fund’s portfolio.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the International High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,

  the position of foreign withholding taxes on dividend and interest income payable on the securities,

  the possible establishment of exchange controls,

  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the International High Dividend Fund if any of the following occur:

  foreign stock markets decline in value,

  the International High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

  the value of a foreign currency declines relative to the U.S. dollar, or political, social or economic instability in a foreign country causes the value of the International High Dividend Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

Performance Information

The following performance information indicates some of the risks of investing in the shares of the International High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the International High Dividend Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the International High Dividend Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the International High Dividend Fund. Remember, the International High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The International High Dividend Fund's year-to-date total return as of September 30, 2011 was -13.84%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	19.03%	Q2/2009

Lowest Return	-24.45%	Q4/2008

Year-by-Year Total Return as of December 31, 2010

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Cullen International High Dividend Fund		1 Year	5 Years	Since Inception		Inception Date
Retail Class		10.88%	3.90%	3.84%	[1]	Dec. 15, 2005
Retail Class After Taxes on Distributions	[2]	9.96%	2.68%	2.64%	[1]
Retail Class After Taxes on Distributions and Sales		7.01%	2.71%	2.67%	[1]
Class I		11.22%	4.22%	4.14%	[1]	Dec. 15, 2005
Class C		10.09%	3.20%	3.13%	[1]	Dec. 15, 2005
Class R1				14.63%	[1]	Mar. 03, 3010
Class R2				14.89%	[1]	Mar. 04, 3010
MSCI EAFE Index		8.21%	2.94%	3.09%	[1]
[1]	The International High Dividend Fund Retail Class, Class I and Class C each commenced operations on December 15, 2005 and Class R1 and Class R2 commenced operations on March 3, 2010 and March 4, 2010, respectively. The returns for the index have been calculated since the inception date of each class shown.
[2]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I, Class C, Class R1 and Class R2 shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or IRAs.

Cullen Small Cap Value Fund
RISK/RETURN
Investment Objective
The Cullen Small Cap Value Fund (the “Small Cap Value Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Cullen Small Cap Value Fund		Retail Class	Class C	Class I	Class R1		Class R2
redeemed)	[1]	2.00%	2.00%	2.00%	2.00%	[2]	2.00%	[2]
[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Small Cap Value Fund within seven (7) days of purchase. The redemption fee is payable to the Small Cap Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Small Cap Value Fund's Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[2]	The expense information in the table has been restated for Class R1 and Class R2 Shares to reflect estimated acquired fund fees and expenses base on the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Cullen Small Cap Value Fund		Retail Class	Class C	Class I	Class R1		Class R2
Management Fee		1.00%	1.00%	1.00%	1.00%	[1]	1.00%	[1]
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	[1]	0.25%	[1]
Other Expenses	[2]	7.38%	7.38%	7.38%	13.33%	[1]	13.33%	[1]
Acquired Fund Fees & Expenses		0.03%	0.03%	0.03%	0.03%	[1]	0.03%	[1]
Total Annual Fund Operating Expenses	[3]	8.66%	9.41%	8.41%	14.86%	[1]	14.61%	[1]
Less Expense Reduction/Reimbursement	[4]	(7.38%)	(7.38%)	(7.38%)	(13.08%)	[1]	(13.08%)	[1]
Net Annual Fund Operating Expenses		1.28%	2.03%	1.03%	1.75%	[1]	1.50%	[1]
[1]	The expense information in the table has been restated for Class R1 and Class R2 Shares to reflect estimated acquired fund fees and expenses base on the current fiscal year.
[2]	Other expenses for the current fiscal year for the Retail Class shares, Class C shares and Class I shares, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Small Cap Value Fund's statement of operations. Other expenses for Class R1 shares and Class R2 shares are estimated amounts for the current fiscal year.
[3]	The Total Annual Operating Expenses for the Retail Class shares, Class C shares and Class I shares in the table above may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are indirect fees that a fund incurs from investing in the shares of other investment companies, including money market funds
[4]	The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.75% for Class R1 shares and 1.50% for Class R2 shares, through October 31, 2012. The Adviser may, with approval of the Board of Trustees, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Small Cap Value Fund to exceed existing expense limitations. The effective management fee for each class after each class's expense reduction/reimbursement is 1.00%. The differences in net annual fund operating expenses between individual classes relate only to distribution and shareholder servicing plans as described in the "Distribution and Service Plans (12b-1)" and "Shareholder Servicing Plan" sections in the Prospectus.

Expense Example

This example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Small Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Cullen Small Cap Value Fund (USD $)	1 Year	3 Years*		5 Years*		10 Years*
Retail Class	130	1,862	[1]	3,469	[1]	6,999	[1]
Class C	206	2,060	[1]	3,753	[1]	7,375	[1]
Class I	105	1,795	[1]	3,371	[1]	6,866	[1]
Class R1	181	1,994	[1]	3,660	[1]	7,254	[1]
Class R2	156	1,928	[1]	3,565	[1]	7,128	[1]
[1]	The Expense Example amounts reflect the current expense waiver and reimbursement agreement in effect through October 31, 2012. Thus, the 3 years, 5 years and 10 years examples reflect the expense and reimbursement only for the first year.

Portfolio Turnover

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Value Fund’s performance. From inception to June 30, 2010, the Small Cap Value Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Small Cap Value Fund will invest, under normal circumstances, at least 80% of its net assets in small-capitalization companies, which the Fund defines as those companies with market capitalizations below $4 billion at the time of original purchase. The Adviser generally selects stocks of companies that have the following characteristics:

  a below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Russell 2500 Value Stock Index;

  above average projected earnings growth as compared to the average projected earnings growth the equity securities in the Russell 2500 Value Stock Index.

The Small Cap Value Fund generally invests substantially all of its assets in common stocks and other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, depository receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks. The Small Cap Value Fund invests roughly similar amounts of its assets in each security in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their price or earnings growth potential.

The Small Cap Value Fund may invest up to 30% of its assets in securities of companies headquartered outside the United States. These investments will be made in securities traded on an exchanges outside the United States and/or American Depository Receipts (“ADRs”), which are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Small Cap Value Fund intends to diversify its investments in securities of companies headquartered outside the United States across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Small Cap Value Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets, and the Fund may consider investments in companies in any of the world’s developed or emerging stock markets.

Principal Risks

Like all investments, investing in the Small Cap Value Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Small Cap Value Fund’s major risks are those of investing in the stock market, which can mean the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Small Cap Value Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Small Cap Value Fund’s shares. As a result, you could lose money investing in the Small Cap Value Fund.

Small-Capitalization Companies Risks. The Small Cap Value Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Small Cap Value Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e. harder to sell) than that of larger capitalization stocks.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Small Cap Value Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,

  the position of foreign withholding taxes on dividend and interest income payable on the securities,

  the possible establishment of exchange controls,

  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Small Cap Value Fund if any of the following occur:

  foreign stock markets decline in value,

  the Small Cap Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

  the value of a foreign currency declines relative to the U.S. dollar, or political, social or economic instability in a foreign country causes the value of the Small Cap Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

Performance Information

The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns) and demonstrates some of the risks of investing in the shares of the Small Cap Value Fund. The bar chart shows the total return of the Small Cap Value Fund and shows the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the Small Cap Value Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the International High Dividend Fund. The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Small Cap Value Fund's year-to-date total return as of September 30, 2011 was -16.27%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	14.01%	Q4/2010

Lowest Return	-7.08%	Q2/2010

Year-by-Year Total Return as of December 31, 2010

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Cullen Small Cap Value Fund		1 Year	Since Inception		Inception Date
Retail Class		24.79%	24.92%	[1]	Oct. 01, 2009
Retail Class After Taxes on Distributions	[2]	24.46%	24.61%	[1]
Retail Class After Taxes on Distributions and Sales		16.12%	21.09%	[1]
Class C		23.95%	23.99%	[1]	Oct. 01, 2009
Class I		25.15%	25.23%	[1]	Oct. 01, 2009
Russell 2500 Value Index	[3]	7.70%	27.29%	[1]
[1]	The Small Cap Value Fund commenced operations on October 1, 2009. The returns for the index have been calculated since the inception date of each class.
[2]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
[3]	The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. A direct investment in an index is not possible.